Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions with Related Parties [Abstract]
Transactions with related parties

21. Transactions with related parties

21.1 Agreements with Banco Original

21.1.1 - On May 16, 2025, the Group and Banco Original entered into a Cost Sharing Agreement (Contrato de Compartilhamento de Despesas) to establish the criteria for cost rates, common expenses, deadlines, and conditions observed for sharing Information Security activities between the Group and Banco Original. The reimbursements from Banco Original are recognized in the statement of profit or loss as “administrative expenses”.

21.1.2 - On January 21, 2025, the Group entered into an Operational Agreement with Banco Original to provide administrative services, including human resources, systems sharing and materials used. The term of this agreement is indefinite. This agreement may be terminated by either party upon 30 days’ notice. The reimbursements from Banco Original are recognized in the statement of profit or loss as “administrative expenses”.

21.1.3 - On July 4, 2024, the Group and Banco Original entered into a Derivatives Master Agreement (Contrato Global de Derivativos), with the purpose of establishing a standardized template for over the counter (OTC) transactions between the parties, streamlining the negotiation process and facilitating efficient and secure OTC derivatives trading. Such agreement establishes daily mark-to-market checks with bilateral margin exchange between the parties with the purpose of mitigating credit risk. As of September 30, 2025, under such agreement, there are only Payer OIS (Overnight Index Swaps) with notional fully collateralized by deposits from Banco Original.

21.1.4 - On April 10, 2024, Banco Original entered into an Endorsement Contract of Bank Credit Notes without co-obligation (Contrato de Endosso de Cédulas de Crédito Bancário sem Coobrigação) with the Group, through which Banco Original committed to endorse and transfer to the Group the credit notes issued by Banco Original in its loan operations collateralized by credit rights arising from the FGTS Loans. This agreement will remain valid for an indefinite period and may be terminated by either party with a 30-days prior notice.

21.1.5 - On March 28, 2024, the Group and Banco Original entered into an Operational Agreement (Acordo Operacional) to deal with the cashback amounts due to customers in the context of Banco Original’s Cashback Program. This agreement is related to the acquisition of Banco Original’s credit card portfolio by PicPay Bank. This agreement was subsequently terminated and fully settled on the same date (March 28, 2024).

21.1.6 - On January 18, 2024, the Group entered into a Credit Recovery Services Agreement (Contrato de Prestação de Serviços de Cobrança de Crédito) with Banco Original, pursuant to which PicPay Bank agreed to provide certain services to Banco Original relating to collection and recovery of amounts owed to Banco Original by customers who defaulted on their debts. Such agreement has a twenty-four (24) months term, being effective from January 1, 2023. This agreement may be terminated by either party upon 30 days’ prior notice. This agreement was extended for twenty-four (24) months, effective from January 1, 2025. The revenues are recognized in the statement of profit or loss as “Commission – banking correspondent and marketplace”.

21.1.7 - On January 10, 2024, the Group entered into a Cost Sharing Agreement (Contrato de Compartilhamento de Despesas) with Banco Original to establish the terms and conditions governing the sharing of support areas between the Group and Banco Original, as well as the reimbursement by Banco Original of certain costs incurred by the Group in the contracting of suppliers who provide products and/or services that are also shared between the Group and Banco Original. This agreement will remain valid for an indefinite period. Either party may terminate this agreement for any reason and without penalty at any time with 30 days’ prior written notice to the other party. The reimbursements are recognized in the statement of profit or loss as “administrative expenses”.

21.1.8 - On November 16, 2023, the Group and Banco Original entered into a Cost Sharing Agreement (Contrato de Compartilhamento de Despesas) to regulate the terms and conditions related to the cost sharing of back-office areas, as well as the reimbursement by Banco Original of certain costs incurred in the contracting certain suppliers, such as technology and administrative expenses. This agreement will remain valid for an indefinite period. The reimbursements are recognized in the statement of profit or loss as “administrative reimbursement”.

21.1.9 - On May 5, 2022, the Group entered into an application programming interface agreement (Acordo Operacional para Licença de Uso de API’s, Acesso a Produtos e Serviços Bancários e Prestação de Serviços de Suporte Técnico) with Original Hub, granting a license for the use of APIs to offer its customers payment services for bills, taxes, and utility bills from Banco Original (“API PAG”), as well as account registration for automatic debit. On November 29, 2022, an amendment to the Operational Agreement was executed, assigning the agreement from Original Hub to Banco Original. On December 21, 2022, new APIs were contracted including access to cash withdrawal and processing services using QR Codes at ATMs of the 24Horas network. In 2024, PicPay completed the development of these solutions, and on March 21, 2025, the agreement was terminated. The revenues were recognized in the statement of profit or loss as “commission – banking correspondent and marketplace”.

21.1.10 - On September 11, 2018, the Group and Banco Original entered into a Correspondent Banking Agreement (Contrato de Correspondente Bancário). However, since the Group has developed its own solutions for processing bill payments for its customers and Banco Original is no longer a card issuer, the agreement was terminated on March 21, 2025. The revenues are recognized in the statement of profit or loss as “commission – banking correspondent and marketplace”.

21.1.11- On July 26, 2022, Banco Original and the Group entered into a Correspondent Banking Agreement (Contrato de Correspondente Bancário). This agreement is valid for an indefinite period and may be terminated by either party with 30 days’ prior notice.

21.1.12 - On January 26, 2024, the Group and Banco Original entered into an Assignment of Rights Agreement (Contrato de Cessão de Direitos) to establish the assignment from Banco Original to the Group of credit card contracts and the credits arising from all credit operations linked to these cards. On February 9, 2024, the agreement was fully paid by the Group. The expenses are recognized in the statement of profit or loss as “Interest and other financial expenses”.

21.1.13 - On September 9, 2020, Banco Original and the Group entered into a Credit Card Partnership Agreement (Acordo de Parceria de Cartão de Crédito) to develop and offer the PicPay Card through its service channels, being Banco Original the card issuer. The agreement is valid for a 10 year period and will be automatically amended for another 5 years, unless either party expresses otherwise.

Regarding the transaction mentioned in item 21.1.12, the Group assigned its position under this Partnership Agreement to PicPay Bank, and therefore, the Partnership Agreement allow the Group to request Banco Original to anticipate the settlement of credit card transactions.

On October 3, 2024, the Group requested Banco Original to anticipate all the transactions made by credit card issued by Banco Original and processed under the Mastercard Payment Arrangements. On October 31, 2024, the agreement was fully settled. The revenues are recognized in the statement of profit or loss as “commission – banking correspondent and marketplace”.

21.1.14 - On November 27, 2018, the Group and Banco Original entered into a Closed-loop Payment Arrangements Agreement (Contrato de Arranjo de Pagamento Fechado). Taking into consideration that Banco Original is no longer a credit card issuer and that, on October 3, 2024, Banco Original advanced the amount corresponding to the settlement of all credit card transactions carried out under the Group’s payment arrangement, and, therefore, are no new transactions to be settled, the contractual obligations have been fulfilled, and such agreement was terminated. The revenues were recognized in the statement of profit or loss as “Commission – banking correspondent and marketplace”.

21.2 Agreements with J&F

21.2.1 - PicPay Bank entered into a Receivables Assignment Agreement with Âmbar Energia S.A. (J&F Participações subsidiary), of one installment in connection with the Reserve Energy Contract (CER) of Brazilian Electric Energy Trading Chamber (CCEE). On December 10, 2025, and December 19, 2025, PicPay Bank entered into the following non-recourse credit rights assignment agreements with J&F for the acquisition of credit rights held against certain electric power distributors arising from the sale of electric power by J&F subsidiaries:

●	on December 10, 2025, Mauá III (J&F Participações subsidiary) assigned receivables in the total amount of R$ 1,096,529, with an annual discount rate of 19.86%, for a total purchase price of R$ 580,813; and

●	on December 19, 2025, Âmbar Energia assigned receivables in the total amount of R$ 375,654, with an annual discount rate of 19.11%, for a total purchase price of R$ 325,204.

21.3 Agreements with JBS

21.3.1 - In November 2025, PicPay Bank entered into supplier finance arrangements involving the assignment of trade receivables and the anticipation of payments to suppliers, on a non-recourse basis (reverse factoring / supplier finance arrangements). The participating suppliers include: Seara Alimentos Ltda., JBS Aves Ltda., Seara Comércio de Alimentos Ltda., Excelsior Alimentos S.A., Agro Alfa Indústria e Comércio Ltda., JBS S.A., JBS Confinamento Ltda., Via Rovigo Indústria, Comércio e Distribuição de Produtos Alimentícios S.A., and JBS Terminais Ltda. The revenues are recognized in the statement of profit or loss as “Financial income” and in the balance sheet as “Consumer Loans”.

	J&F Participações	Banco Original		Key Personnel (4) (a)		Others (b)	Total
As of December 31, 2025

Assets
Cash and cash equivalents	-	13,837		-		-	13,837
Trade receivables	206	1,269		-		75	1,550
Financial investments	-	154,852		-		-	154,852
Derivative instruments	-	27,572		-		-	27,572
Consumer loans	914,098	-		-		83,352	997,450
Other receivables	74,907	-		-		266	75,173
Total	989,211	197,530		-		83,693	1,270,434

Liabilities
Trade payables	15	324		-		-	339
Third-party funds	-	27,702		-		6,189	33,891
Labor obligations	-	-		1,125		-	1,125
Total	15	28,026		1,125		6,189	35,355

In the year ended December 31, 2025
Revenues and expenses
Commission – banking correspondent and marketplace	55	124,132	(1)	-		326	124,513
Financial income	8,144	-		-		245	8,389
Transaction expenses	-	(1,060)		-		-	(1,060)
Revenue from financial investments	-	65,907	(2)	-		-	65,907
Interest and other financial expenses	-	(53,020	)(3)	-		-	(53,020)
Selling expenses	(1,796)	-		-		-	(1,796)
Administrative expenses	(12,571)	(19,030)		(24,444	)(4)	(61)	(56,106)
Total	(6,168)	116,929		(24,444)		510	86,827
	J&F Participações	Banco Original		Key Personnel (4) (a)	Others (b)	Total
As of December 31, 2024

Assets
Cash and cash equivalents	-	68,881		-	-	68,881
Trade receivables	-	10,505		-	22,547	33,052
Financial investments	-	862,581		-	-	862,581
Derivative instruments	-	54,187		-	-	54,187
Other receivables	67,507	-		-	35,583	103,089
Total	67,507	996,154		-	58,130	1,121,791

Liabilities
Third-party funds	-	21		-	24,446	24,467
Total	-	21		-	24,446	24,467

In the year ended December 31, 2024
Revenues and expenses
Commission – banking correspondent and marketplace	-	156,070	(1)	-	-	156,070
Interest income from receivables	4,054	-		-	4,621	8,675
Credit card acquisition	-	140,979		-	-	140,979
Revenue from financial investments	-	94,509	(2)	-	-	94,509
Transaction expenses	-	(40,123)		-	-	(40,123)
Interest and other financial expenses	-	(29	)(3)	-	-	(29)
Administrative expenses	-	85,920		(18,163)	-	67,756
Other expense	-	-		-	(19,525)	(19,525)
Total	4,054	437,325		(18,163)	(14,904)	408,312
	J&F Participações	Banco Original		Key Personnel (4) (a)	Others (b)	Total

As of December 31, 2023

Assets
Cash and cash equivalents	-	4,212,893		-	-	4,212,893
Trade receivables	23	294,965		-	15,882	310,870
Other receivables	67,507	7,215		-	45,519	120,241
Total	67,530	4,515,073		-	61,401	4,644,004

Liabilities
Trade payables	-	270,427		-	9	270,436
Third-party funds	-	50		-	127,633	127,683
Total	-	270,477		-	127,642	398,119

In the year ended December 31, 2023
Revenues and expenses
Commission – banking correspondent and marketplace	-	220,447	(1)	-	-	220,447
Revenue from financial investments	-	303,249	(2)	-	-	303,249
Transaction expenses	-	(17,279)		-	-	(17,279)
Interest and other financial expenses	-	(20,169)		-	-	(20,169)
Administrative expenses	-	76,510		(18,457)	-	58,053
Total	-	562,758		(18,457)	-	544,301

(a)	Includes C-suite and Board of Directors.

(b)	Includes close family members of key personnel, among others

(1)	For the year ended December 31, 2025, the Group recognized revenues of R$ 11,988 (R$ 14,674 for the year ended December 31, 2024) related to the Credit Card Partnership Agreement, revenues of R$ 107 for the year ended December 31, 2025 (R$ 64,911 for the year ended December 31, 2024) related to banking correspondent services, revenues of R$ 58,839 for the year ended December 31, 2025 (R$ 14,535 for the year ended December 31, 2024 and R$ 13,616 for the year ended December 31, 2023) related to the API licensing agreement as well as revenues of R$ 53,198 for the year ended December 31, 2025 (R$ 61,950 for the year ended December 31, 2024) related to Credit Recovery Services. The Credit Card Partnership Agreement has a term of 10 years and will be automatically renewed for another five years, unless either party objects upon notice. For the year ended December 31, 2023, the Group recognized a revenue of R$ 154,880.

(2)	For the year ended December 31, 2025 PicPay had financial investments placed with Banco Original, which generated financial income of R$ 65,907 (R$ 94,509 for the year ended December 31, 2024 and R$ 303,249 for the year ended December 31, 2023). Refer to Note 6 for further details.

(3)	For the year ended December 31, 2025, the Group recorded an expense of R$ 0 (R$ 29 for the year ended December 31, 2024 and R$ 35 for the year ended December 31, 2023) related to interest with a bank account held at Banco Original, an expense of R$ 53,020 (R$ 0 for the year ended December 31, 2024 and R$ 20,134 for the year ended December 31, 2023) related to the Assignment of Rights Agreement.

(4)	For the year ended December 31, 2025, the amount paid as compensation to key management, including short-term benefits and long term incentive plan was R$ 24,444 (R$ 18,163 for the year ended December 31, 2024 and R$ 18,457 for the year ended December 31, 2023). The amounts were recognized as expenses during the reporting period.

Assets and liabilities with related parties

Cash and cash equivalents and financial investments: The amount refers to the current account balance and financial investments at Banco Original, mainly short-term investments and reverse repurchase agreements.

Trade receivables: primarily refers to amounts receivable for financial transactions processed by Banco Original in the role of acquirer referring to the PicPay.

Financial investments: The linked balances are related to the value of investments in interbank deposits with Banco Original.

Derivative instruments: Refers to the Derivatives Master Agreement for more details see the agreement description above.

Consumer loans: refers to the credit portfolio (credit card and loans to customers) of related parties. Additionally, prepayment of receivable with related parties subject to future settlement.

Other receivables: amounts receivable from J&F Participações due to a under a reimbursement agreement of to marketing expenses of the PicPay brand incurred by PicPay until September 20, 2021.

Trade payables: the amount payable to Banco Original is related to the cost of issuing, processing and settling the bank slips, the cost of producing the PicPay Card, the withdrawal cost.

Third -party funds: refers to the balance in the pre-paid accounts of related parties.